Taxes- Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 4,060,695	$ 3,469,300
Addition	1,930,820	591,395
Balance at end of the year	$ 5,991,515	$ 4,060,695